Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CHIEF Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	$ 14	$ 8	$ 39
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(10)	(2)	(17)
Differences arising from equity transactions	4	6	22
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0	0
Additional paid-in capital - arising from changes in equities of subsidiaries	4	6	22
CHTSC Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	14	15	35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(14)	(13)	(30)
Differences arising from equity transactions	0	2	5
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0	0
Additional paid-in capital - arising from changes in equities of subsidiaries	0	2	5
Chunghwa Not Proportionately Participating in the Capital Increase of CHST[Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests			(10)
Differences arising from equity transactions			5
Additional paid-in capital - arising from changes in equities of subsidiaries			$ 5
CLPT Share Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	9	1
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(13)	(1)
Differences arising from equity transactions	(4)	0
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0	0
Additional paid-in capital - arising from changes in equities of subsidiaries	(4)	0
Purchasing UTC Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests		0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests		0
Differences arising from equity transactions		0
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition		0
Additional paid-in capital - arising from changes in equities of subsidiaries		$ 0
Disposal of CHTSC Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	207
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(19)
Differences arising from equity transactions	188
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	188
Additional paid-in capital - arising from changes in equities of subsidiaries	0
Disposal of IISI Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	52
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(16)
Differences arising from equity transactions	36
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	36
Additional paid-in capital - arising from changes in equities of subsidiaries	$ 0